                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2005

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):       [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Standard LLC (f/k/a Javelin Capital LLC)
Address:    7674 W. Lake Mead Blvd
            Suite 220
            Las Vegas, NV 89128

Form 13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas C. Barrow
Title:     Managing Member
Phone:     (702) 944-1061

Signature, Place, and Date of Signing:

    /s/ Thomas C. Barrow                Las Vegas, NV           1/25/2006
-----------------------------   -----------------------------   ---------
         [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:     $53
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number          Name

     1       28-______________________     ___________________________

     2       28-______________________     ___________________________

                          FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
          --------            -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                                                        VOTING AUTHORITY
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
       NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
       --------------         -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
Ambassadors International        OTC IS      023178106    448      28903 SH          SOLE                28903

Ameron Inc                       COM         030710107    916      20100 SH          SOLE                20100

Berkshire Hathaway Inc           COM         084670108   1772         20 SH          SOLE                   20

Cathay Bancorp Inc               OTC IS      149150104    981      27300 SH          SOLE                27300

Cherokee Inc New                 OTC IS      16444H102   2927      85109 SH          SOLE                85109

China Fire Safety Enterprises    FOREIGN     6548076     1650   18025042 SH          SOLE             18025042

China Pete & Chem Corp ADR       COM         16941R108   1825      36800 SH          SOLE                36800

***Consolidated Water Co Inc     OTC IS      G23773107   3389     167049 SH          SOLE               167049

Design Within Reach Inc          OTC IS      250557105    608     114800 SH          SOLE               114800

Elan Corp Plc                    OPTION      284131208    975      70000     CALL    SOLE                70000

EMC Corp                         OPTION      268648102    633      46500     CALL    SOLE                46500

FalconStor Software Inc          OTC IS      306137100    484      65500 SH          SOLE                65500

Fu Ji Food and Catering          OTC IS      G3685B104    355     216769 SH          SOLE               216769

                          FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
          --------           -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                     VOTING AUTHORITY
                                                       VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
       NAME OF ISSUER        TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
       --------------        -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
Grant Prideco Inc               COM         38821G101    785    17800  SH          SOLE              17800

Helmerich & Payne Inc           COM         423452101    749    12100  SH          SOLE              12100

Hysan Development Co Ltd        FOREIGN     Y38203124   1268   512300  SH          SOLE             512300

Ichiyoshi Securities Co Ltd     FOREIGN     J2325R104    502    28000  SH          SOLE              28000

iShares Inc MSCI Japan Index    COM         464286848    794    58700  SH          SOLE              58700

iShares Tr                      OPTION      464287655   4670    70000       PUT    SOLE              70000

Jamdat Mobile Inc               OPTION      47023T100    340    12800      CALL    SOLE              12800

Jamdat Mobile Inc               COM         47023T100    654    24600  SH          SOLE              24600

Landrys Seafood Restaurants     OPTION      51508L103   1985    74300       PUT    SOLE              74300

Longs Drug Stores Inc           COM         543162101   4170   114600  SH          SOLE             114600

Longs Drug Stores Inc           OPTION      543162101   4163   114400       PUT    SOLE             114400

***Magna Entertainment Corp     OTC IS      559211107    357    50000  SH          SOLE              50000

Medis Technologies Ltd          OPTION      58500P107   1572   106900       PUT    SOLE             106900

                          FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
           --------             -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                        VOTING AUTHORITY
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
        NAME OF ISSUER          TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
        --------------          -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
Melco International Development    FOREIGN     B092QP3      488   409000  SH          SOLE             409000

Network Appliance Inc              OPTION      64120L104    643    23800      CALL    SOLE              23800

Nipponkoa Insurance Co Ltd         OTC IS      J5428G115    745    92682  SH          SOLE              92682

NovaStar Financial Inc             OPTION      669947400   1408    50100       PUT    SOLE              50100

OrthoLogic Corp                    OTC IS      68750J107   1053   214900  SH          SOLE             214900

Petrochina Co Ltd ADS              OTC IS      71646E100   1844    22500  SH          SOLE              22500

PHLX Housing Sector Index          OPTION      71879Y104   1399     2700       PUT    SOLE               2700

Polaris Industries Inc             OPTION      731068102    783    15600       PUT    SOLE              15600

Republic Services Inc              COM         760759100    590    15700  SH          SOLE              15700

Six Flags Inc                      COM         83001P109    355    46000  SH          SOLE              46000

Southwest Water Co                 OTC IS      845331107   1231    85995  SH          SOLE              85995

Symyx Technologies Inc             OPTION      87155S108    453    16600      CALL    SOLE              16600

Shun Tak Holding Ltd               FOREIGN     6806633      489   530000  SH          SOLE             530000

                          FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
          --------            -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                      VOTING AUTHORITY
                                                        VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
       NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
       --------------         -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
Tai Ping Carpets Intl Ltd        FOREIGN     G8659F106    74    489213  SH          SOLE             489213

Tejon Ranch Co                   COM         879080109   463     11600  SH          SOLE              11600

Time Warner Inc                  COM         887317105   673     38600  SH          SOLE              38600

US Airways Group Inc             OTC IS      90341W108   565     15200  SH          SOLE              15200

Vanguard Response Systems Inc    OTC IS      2184054      60     48814  SH          SOLE              48814

WPT Enterprises                  OTC IS      98211W108   520     87560  SH          SOLE              87560